PIMCO Preferred and Capital Securities Active Exchange-Traded Fund N-1A Cover	Jun. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	PIMCO ETF TRUST
Entity Central Index Key	0001450011
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Prospectus Date	Oct. 31, 2025